Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

8. Related Party Transactions

The Company has entered into several contracts for drug product development and manufacturing with a vendor for which one of the Company’s former directors is a co-founder and part owner. The Company paid this related party $0.1 million for the three and six months ended June 30, 2019 and 2018, respectively, for drug product development and manufacturing services. The Company did not have any unpaid invoices with the related party as of June 30, 2019 and 2018, respectively.

7. Related Party Transactions

The Company entered into several contracts for drug product development and manufacturing with a vendor for which one of the Company’s former directors is a co-founder and part owner. For the years ended December 31, 2017 and 2018, the Company paid this vendor $145 and $69, respectively, for drug product development and manufacturing services.

On November 14, 2017, the Company entered into a consulting agreement with a member of the board of directors. The term of the agreement commenced on November 14, 2017 and continues for a period of four years. As compensation for the board member’s services, the Company granted the board member an option to purchase 112,861 shares of common stock, with such option grant vesting monthly over a four-year period, and agreed to reimburse the board member for certain preapproved expenses at cost.